CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Collaboration and license revenue from related-party	$ 339
License revenue	30
Government grant revenue	0	480	480	30
Total revenue	369	480	480	30
Operating expenses:
Research and development	9,750	1,412	2,151	1,310
General and administrative	4,618	593	1,783	536
Total operating expenses	14,368	2,005	3,934	1,846
Operating loss	(13,999)	(1,525)	(3,454)	(1,816)
Other (expense) income:
Interest expense	(18)	(61)	(73)	(8)
Other income (expense), net	(32)	6	(4)	(6)
Change in fair value of embedded derivative	0	18	18	6
Changes in fair value of warrant liabilities	(760)	(21)	(92)	13
Loss on extinguishment of related-party convertible notes	(204)		(1,671)
Total other (expense) income, net	(1,014)	(58)	(1,822)	5
Net loss	(15,013)	(1,583)	(5,276)	(1,811)
Deemed dividend	(3,230)
Net loss attributable to common stockholders	(18,243)	(1,583)	(5,276)	(1,811)
Other comprehensive income (loss):
Foreign currency translation adjustment	(16)	(11)	19	8
Comprehensive loss	$ (15,029)	$ (1,594)	$ (5,257)	$ (1,803)
Net loss per share attributable to common stockholders-basic and diluted	$ (2.29)	$ (0.43)	$ (1.44)	$ (0.50)
Weighted-average common shares outstanding-basic and diluted	7,960	3,673	3,673	3,643